Other Non-Current Assets (Details) $ in Millions	Dec. 31, 2023 USD ($) contract rig	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Deferred mobilization and contract preparation cost	$ 42.6	$ 17.1
Deferred tax asset	19.3	3.5
Deferred financing fee	1.7	0.0
Non-current accrued revenue	$ 2.3	$ 3.8
Right-of-use lease asset, non-current [extensible enumeration]	Other non-current assets	Other non-current assets
Right-of-use lease asset, non-current	$ 1.1	$ 1.7
Liquidated damages	0.8	2.3
Prepayments	0.3	0.2
VAT receivable	0.0	0.4
Other non-current assets	$ 67.3	26.7
Rigs billed upon completion | rig	2
Delayed contracts | contract	2
Deferred demobilization revenue
Disaggregation of Revenue [Line Items]
Non-current accrued revenue	$ 1.5	$ 1.5